Leases - Schedule of Future Minimum Payments Under Operating Leases (Details)	Mar. 31, 2026 USD ($)
Schedule of Future Minimum Payments Under Operating Leases [Abstract]
Within 12 months	$ 176,348
More than 12 months and within 24 months	148,143
More than 24 months and within 36 months	127,381
Total lease payments	451,872
Less: imputed interest	(31,892)
Total operating lease liabilities, net of interest	$ 419,980